UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    May 3, 2005


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		102,987



List of Other Included Managers:

NONE
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

						 Value 	 Shares/ 	Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn Amt 	PrnCall	Dscretn	Mgrs	Sole	Shared	 None
Albertsons Inc Com	COM	013104-10-4	 402 	  19,475 	SH	Sole				 19,475
Alerus Finl Corp Com	COM	01446u-10-3	 262 	   9,512 	SH	Sole				  9,512
Alico Inc		COM	016230-10-4	 348 	   6,607	SH	Sole				  6,607
Alleghany Corp		COM	017175-10-0	 2,615 	   9,442 	SH	Sole				  9,442
Allergan		COM	018490-10-2	 417 	   6,000 	SH	Sole				  6,000
Allied Cap Corp New Com	COM	01903Q-10-8	 2,552    97,773 	SH	Sole				 97,773
Allstate Corp		COM	020002-10-1	 279 	   5,163 	SH	Sole				  5,163
Altria Group Inc.	COM	02209s-10-3	 248 	   3,800 	SH	Sole				  3,800
Andersons Inc Com	COM	034164-10-3	 654 	  21,095 	SH	Sole				 21,095
Anheuser Busch Cos Inc	COM	035229-10-3	 3,542 	  74,742 	SH	Sole				 74,742
Archstone Smith Tr Com	COM	039583-10-9	 525 	  15,405 	SH	Sole				 15,405
ADP Inc			COM	053015-10-3	 1,848 	  41,122 	SH	Sole				 41,122
Bank Of Amer Corp	COM	060505-10-4	 406 	   9,212 	SH	Sole				  9,212
BB&T Corp		COM	054937-10-7	 257 	   6,575 	SH	Sole				  6,575
Beckman Coulter		COM	075811-10-9	 278 	   4,184 	SH	Sole				  4,184
Bell South Corp		COM	079860-10-2	 406 	  15,452 	SH	Sole				 15,452
Berkshire Hathaway A	COM	084670-10-8	 696 	       8	SH	Sole				      8
Berkshire Hathaway B	COM	084670-20-7	 7,834 	   2,743 	SH	Sole				  2,743
Carramerica Rlty Corp	COM	144418-10-0	 819 	  25,950 	SH	Sole				 25,950
Chevrontexaco Corp Com	COM	166764-10-0	 259 	   4,438 	SH	Sole				  4,438
Citigroup Inc		COM	172967-10-1	 870 	  19,360 	SH	Sole				 19,360
Dover Corp Com		COM	260003-10-8	 543 	  14,358 	SH	Sole				 14,358
Dover Motorsports Inc	COM	260174-10-7	 560 	 110,984 	SH	Sole				110,984
Ethan Allen Interiors 	COM	297602-10-4	 459 	  14,350 	SH	Sole				 14,350
Exxon Mobil Corp	COM	30231g-10-2	 282 	  48,358 	SH	Sole				 48,358
Farmer Bros Corp	COM	307675-10-8	 1,429 	  59,685 	SH	Sole				 59,685
Farmers & Merchants Bk	COM	308243-10-4	 358 	      62	SH	Sole				     62
First Horizon Nationalp	COM	320517-10-5	 310 	   7,607 	SH	Sole				  7,607
First Natl Bk Alaska	COM	32112J-10-6	 2,108 	     937	SH	Sole				    937
General Electric Corp	COM	39604-10-3	 1,162 	  32,234 	SH	Sole				 32,234
Genuine Parts Co Com	COM	372460-10-5	 3,470 	  79,784 	SH	Sole				 79,784
Gladstone Capital Corp	COM	376535-10-0	 1,871 	  88,191 	SH	Sole				 88,191
Glaxo Holdings Plc	COM	37733w-10-5	 2,385 	  51,940 	SH	Sole				 51,940
Hasbro Inc Com		COM	418056-10-7	 2,317 	 113,292 	SH	Sole				113,292
IHOP Corp Com		COM	449623-10-7	 779 	  16,336 	SH	Sole				 16,336
Int'l Speedway Cl A	COM	460335-20-1	 1,769 	  32,605 	SH	Sole				 32,605
Johnson & Johnson	COM	478160-10-4	 809 	  12,045 	SH	Sole				 12,045
Kaydon Corp Com		COM	486587-10-8	 1,011 	  32,183 	SH	Sole				 32,183
Knight Ridder Inc Com	COM	499040-10-3	 1,782 	  26,500 	SH	Sole				 26,500
Leucadia National Corp	COM	527288-10-4	 1,610 	  46,872 	SH	Sole				 46,872
Markel Corp Com		COM	570535-10-4	 9,273 	  26,863 	SH	Sole				 26,863
Marsh & McLennan Cos 	COM	571748-10-2	 2,255 	  74,128 	SH	Sole				 74,128
Martin Marietta Mtls	COM	573284-10-6	 3,956 	  70,749 	SH	Sole				 70,749
McDonalds Corp		COM	580135-10-1	 304 	   9,750 	SH	Sole				  9,750
Mercantile Bankshares	COM	587405-10-1	 2,394 	  47,070 	SH	Sole				 47,070
Microsoft Corp Com	COM	594918-10-4	 219 	   9,050 	SH	Sole				  9,050
Morgan Stanley DW & Co	COM	617446-44-8	 284 	   4,969 	SH	Sole				  4,969
Nestle Sa-Adr Repstg	ADR	641069-40-6	 726 	  10,620 	SH	Sole				 10,620
Norfolk Southern Corp	COM	655844-10-8	 2,554 	  68,946 	SH	Sole				 68,946
Paychex Inc		COM	704326-10-7	 441 	  13,438	SH	Sole				 13,438
Pepsico Inc		COM	713448-10-8	 289 	   5,444 	SH	Sole				  5,444
Plum Creek Timber Dep	COM	729251-10-8	 3,061 	  85,733 	SH	Sole				 85,733
Procter & Gamble Co	COM	742718-10-9	 258 	   4,870 	SH	Sole				  4,870
Provident Finl Svcs Inc	COM	74386T-10-5	 788 	  46,075 	SH	Sole				 46,075
Royal Dutch Petroleum	COM	780257-80-4	 963 	  16,032 	SH	Sole				 16,032
S B C Communications 	COM	78387g-10-3	 208 	   8,789 	SH	Sole				  8,789
Sandy Spring Bancorp 	COM	800363-10-3	 1,241 	  38,393 	SH	Sole				 38,393
St Joe Corporation	COM	790148-10-0	 2,651 	  39,384 	SH	Sole				 39,384
Suntrust Bks Inc Com	COM	867914-10-3	 217 	   3,007 	SH	Sole				  3,007
Tecumseh Prdts Co Cl B	COM	878895-10-1	 556 	  14,303 	SH	Sole				 14,303
Teleflex Inc Com	COM	879369-10-6	 2,737 	  53,475 	SH	Sole				 53,475
Toys R Us		COM	892335-10-0	 2,828 	 109,775	SH	Sole				109,775
Verizon Communications	COM	92343v-10-4	 430 	  12,101 	SH	Sole				 12,101
Walt Disney Holding Co	COM	254687-10-6	 4,576 	 159,291	SH	Sole				159,291
Washington Mutual Ins.	COM	939322-10-3	 3,213 	  81,334 	SH	Sole				 81,334
Washington Post Co Cl B	COM	939640-10-8	 4,064 	   4,546 	SH	Sole				  4,546
Washington Rl Est Inv TrCOM	939653-10-1	 291 	  10,138 	SH	Sole				 10,138
Wells Fargo & Co (new)	COM	949746-10-1	 1,135 	  18,975 	SH	Sole				 18,975
Wyeth			COM	983024-10-0	 544 	  12,900 	SH	Sole				 12,900

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